Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
14.	ACCOUNTS RECEIVABLE

	2023	2022
	US$	US$
Accounts receivable	17,346,035	9,807,667
Allowance for expected credit losses	(109,651)	(123,632)

Net carrying amount	17,236,384	9,684,035

The Group’s trading terms with its customers are mainly on credit. The credit period is generally one to three months. The Group seeks to maintain strict control over its outstanding receivables and overdue balances are reviewed regularly by management. The Group does not hold any collateral or other credit enhancements over its accounts receivable balances. Accounts receivable are non-interest-bearing.

The movements in the allowance for expected credit losses are as follows:

	2023	2022
	US$	US$
At January 1	123,632	147,800
Provision for expected credit losses	3,757	-
Reversals	(1,558)	(14,242)
Write off	(16,716)	-
Exchange realignment	536	(9,926)

At December 31	109,651	123,632

An analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns by geographical region. The calculation reflects reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, accounts receivable are written off if past due for more than two years and are not subject to enforcement activity.

As at December 31, 2023, accounts receivables included an aggregate balance of US$224,304 (2022: US$64,323) for revenue earned from companies controlled by a shareholder with significant influence over the Company (see note 30).

Set out below is the information about the credit risk exposure on the Group’s accounts receivable using a provision matrix:

	Expected	Gross	Expected
	credit	carrying	credit
	loss rate	amount	loss
	%	US$	US$
As at December 31, 2023
Current to 6 months past due	0.02%	16,889,341	3,606
Over 6 months past due	23.22%	456,694	106,045

	0.63%	17,346,035	109,651

As at December 31, 2022
Current to 6 months past due	0.01%	9,563,470	617
Over 6 months past due	50.38%	244,197	123,015

	1.26%	9,807,667	123,632